Basic and diluted net earnings (loss) per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share, Basic and Diluted EPS [Abstract]
Anti-diluted shares excludes the potential impact (in shares)	3,701,120	5,104,463